CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($)		Sep. 30, 2025	Dec. 31, 2024
Inventory reserve adjustments		$ 0	$ 1,161,469
Prepaid expenses and other current assets		4,322,880	162,749
Current portion of notes payable		$ 10,854,863	$ 9,242,183
Converted perferred stock, par value	[1]	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	[1]	50,000,000	50,000,000
Convertible preferred stock, shares issued	[1]	2,188,905	2,388,905
Convertible preferred stock, shares outstanding	[1]	2,188,905	2,388,905
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		900,000,000	900,000,000
Common stock, shares issued		208,586,879	20,274,238
Common stock, shares outstanding		208,586,879	20,274,238
Related Party [Member]
Prepaid expenses and other current assets		$ 1,750,000	$ 0
Current portion of notes payable		$ 4,345,626	$ 8,130,638

[1]	As of September 30, 2025, the value of the convertible preferred stock is presented within preferred stock liability. For additional information, See Note 9.